POST-EMPLOYMENT BENEFITS - Additional Information (Details)	Dec. 31, 2022
POST-EMPLOYMENT BENEFITS
Discount rate	1.75%
2020
POST-EMPLOYMENT BENEFITS
Medical cost rate	4.09%
Dental cost rate	4.50%
Per Year By 2026
POST-EMPLOYMENT BENEFITS
Medical cost rate	5.30%
Dental cost rate	5.30%
Per Year From 2026 To 2030
POST-EMPLOYMENT BENEFITS
Medical cost rate	5.30%
Dental cost rate	5.30%
Per Year From 2031 Through To 2041
POST-EMPLOYMENT BENEFITS
Medical cost rate	4.05%
Dental cost rate	4.05%